Related Parties Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Parties Transactions and Balances [Abstract]
Employees payable	$ 537	$ 508
Accounts payable	163	146
Total of balances with related parties	$ 700	$ 654